Average Annual Total Returns - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund	Dec. 30, 2024
Fidelity International Capital Appreciation K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	27.54%
Past 5 years	11.66%
Since Inception	8.60%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	4.78%

[1]	A From May 25, 2017 .